Redeemable, Convertible Preferred Stock - Changes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance, Redeemable Convertible Preferred Stock (in shares) | shares	112,558,444
Beginning balance, temporary equity | $	$ 394,408
Issuance of Series F Preferred Stock, net of issuance cost (in shares) | shares	15,898,496
Issuance of Series F Preferred Stock, net of issuance cost of $0 | $	$ 83,073
Ending balance, Redeemable Convertible Preferred Stock (in shares) | shares	129,148,393
Ending balance, temporary equity | $	$ 480,631